Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (6,200,000)	$ (5,905,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,093,000	1,279,000
Amortization of debt discount	2,066,000	1,732,000
Amortization of debt issuance costs	12,000	9,000
Non-cash interest expense	102,000	4,000
Changes in operating assets and liabilities:
Income tax receivable	(31,000)	50,000
Prepaid expenses and other current assets	(174,000)	25,000
Accounts payable	301,000	360,000
Accrued liabilities	92,000	59,000
Net cash used in operating activities	(2,739,000)	(2,387,000)
Cash flows from financing activities:
Proceeds from the sale of convertible promissory notes, net of debt issuance costs of $7	810,000	1,329,000
Proceeds from sale of common stock and warrants net of offering costs of $2	3,160,000	2,328,000
Repayment of demand note	(25,000)
Repayments of term debt	(161,000)	(14,000)
Net cash provided by financing activities	3,784,000	3,643,000
Effect of exchange rate changes on cash	(1,000)	(3,000)
Net change in cash	1,044,000	1,253,000
Cash at beginning of period	1,405,000	152,000
Cash at end of period	2,449,000	1,405,000
Supplemental disclosure of cash flow information:
Cash paid during period for interest	14,000	67,000
Supplemental disclosure of non-cash transactions:
Beneficial conversion feature on convertible notes	353,000	716,000
Warrants issued with convertible notes	419,000	739,000
Warrants issued in exchange for modification of term debt	14,000
Common stock converted into convertible notes payable	(25,000)
Conversion of convertible notes payable and accrued interest into common stock and warrants		3,258,000
Conversion of convertible notes payable and accrued interest into common stock	2,281,000
Issuance of unsecured promissory note in exchange of vendor accounts payable	742,000
Options granted in exchange for release from contingent payment obligations		$ 1,094,000